Investment in Affiliates (Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 499,922	¥ 368,989
Loans	30,745	9,098
Investment in Affiliates	¥ 530,667	¥ 378,087